Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	dei_EntityCentralIndexKey	0001168164
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2016
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016